Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2018
Accrued expenses
Schedule of accrued expenses

	As of
In thousands of U.S. dollars	June 30, 2018	December 31, 2017
Accrued expenses to a related party port agent	$372	$35
Accrued expenses to SSM	145	—
Accrued expenses to a related party insurance broker	—	26
Accrued expenses to SCM	—	5
Accrued expenses to related parties	517	66
Accrued interest	12,132	13,078
Suppliers	9,678	16,533
Accrued short-term employee benefits	2,460	2,325
Accrued transaction costs relating to the Merger	—	34
Other accrued expenses	405	802
	$25,192	$32,838